Non-current derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of the change in non-current derivative financial liabilities
The following is a summary of the change in non-current derivative financial liabilities:

(in millions of U.S. dollars)	Rainy River	New Afton	TOTAL
CHANGE IN NON-CURRENT DERIVATIVE FINANCIAL LIABILITIES
Balance, December 31, 2022	174.7	378.9	553.6
Settlements during the period	(29.8)	—	(29.8)
Fair value adjustments related to changes in the Company’s own credit risk(1)	25.2	86.1	111.3
Other fair value adjustments(2)	29.8	78.4	108.2
Balance, December 31, 2023	199.9	543.4	743.3
Less: current portion(4)	(33.1)	(42.7)	(75.7)
Non-current portion of derivative financial liabilities	166.8	500.7	667.6
Balance, December 31, 2023	199.9	543.4	743.3
Settlements during the period(3)	(33.1)	—	(33.1)
Fair value adjustments related to changes in the Company’s own credit risk(1)	(1.2)	12.2	11.0
Other fair value adjustments(2)	51.6	79.0	130.6
Extinguishment of New Afton free cash flow interest obligation(4)	—	(634.6)	(634.6)
Balance, December 31, 2024	217.2	—	217.2
Less: current portion(5)	(42.6)	—	(42.6)
Non-current portion of derivative financial liabilities	174.6	—	174.6
1.Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income (loss).
2.Other fair value adjustments are included in Other Losses in the consolidated income statements.
3.Settlements during the period are on an accrual basis. During the year ended December 31, 2024, the Company paid $34.2 million in cash towards settlements of the Rainy River gold stream obligation.
4.In May 2024, the Company entered into an amending agreement with the original financial instrument determined to be extinguished as of May 31, 2024. See below for further detail.
5.The current portion of the derivative financial liabilities is included in trade and other payables on the statement of financial position.
Summary of free cash flow interest obligation
Summary of changes in the New Afton free cash flow interest obligation during the year ended December 31, 2024:

(in millions of U.S. dollars)
Fair Value of Original Agreement on December 31, 2023	543.4
Unrealized loss on revaluation of liability	91.2
Fair value of Original Agreement on May 31, 2024	634.6
Cash consideration	(257.5)
Partial disposition of mining interest at New Afton	(272.2)
Original Agreement guaranteed minimum liability	(42.6)
Amending Agreement change of control liability	(20.0)
Gain on extinguishment	42.3

Summary of adjustments to fair value for financial instruments related to cash flow interest obligation
Components of the adjustment to fair value for the non-current derivative financial liabilities, including the New Afton free cash flow interest obligation prior to extinguishment, at each reporting date include:

Financial instrument	Components of the adjustment to fair value
Rainy River gold stream obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices

New Afton free cash flow interest obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices
•Change in production profile, operating and capital costs at New Afton, including     considerations to the minimum cash guarantee over the first four years of the instrument